Business Combination - Additional Information (Details) - USD ($)		1 Months Ended	6 Months Ended	8 Months Ended
	Aug. 27, 2021	Jan. 31, 2021	Jul. 31, 2021	Sep. 30, 2021
Business Acquisition [Line Items]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Shares authorized				510,000,000
Share par value				0.001
Common stock, shares authorized		200,000,000	5,000	500,000,000
Preferred stock, shares authorized				10,000,000
Common stock voting rights		one vote	one vote	one vote
Shares issued, price per share	$ 10.00
Subscriptions receivable		$ 5		$ 1,690,351
Common stock, shares issued		0	500	246,381,119
Common stock, shares outstanding	246,381,119		500	246,381,119
GWAC
Business Acquisition [Line Items]
Fixed exchange ratio (in shares)	200,000,000
Shares authorized	510,000,000
Share par value	0.001
Common stock, shares authorized	500,000,000
Preferred stock, shares authorized	10,000,000
Common stock voting rights	Common Stock is entitled to one vote
Common Stock Shares Held	8,146,119
GWAC | Common Stock [Member]
Business Acquisition [Line Items]
Fixed exchange ratio (in shares)	400,000
Common stock, par value	$ 0.001
PIPE Investors
Business Acquisition [Line Items]
Aggregate of shares (in Shares)	32,235,000
Shares issued, price per share	$ 10.00
Gross proceeds	$ 322,400,000
Common Stock Shares Held	32,235,000
Bitfury Top HoldCo
Business Acquisition [Line Items]
Aggregate of shares (in Shares)	6,000,000
Shares issued, price per share	$ 10.00
Subscriptions receivable				$ 1,700,000
Gross proceeds	$ 60,000,000.0
Common stock, shares issued	200,000,000
Common stock, shares outstanding	200,000,000
Bitfury Top HoldCo | Bitfury Private Placement
Business Acquisition [Line Items]
Common stock, shares issued	6,000,000